Goodwill and Other Intangibles (Tables) - Vaso Corporation and Subsidaries [Member]	12 Months Ended
Dec. 31, 2023
Goodwill and Other Intangibles (Tables) [Line Items]
Schedule of Change in Carrying Amount of Goodwill	The changes in the carrying amount of goodwill are as follows:
	(in thousands)
	Year ended December 31, 2023	Year ended December 31, 2022
Beginning of period	$15,614	$15,722
Foreign currency translation adjustment	(26)	(108)
End of period	$15,588	$15,614

Schedule of Other Intangible Assets	The Company’s other intangible assets consist of capitalized customer-related intangibles, patent and technology costs, and software costs, as set forth in the following table:
	(in thousands)
	December 31, 2023	December 31, 2022
Customer-related
Costs	$5,831	$5,831
Accumulated amortization	(4,790)	(4,557)
	1,041	1,274

Patents and Technology
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,894)
	—	—

Software
Costs	2,618	2,362
Accumulated amortization	(2,253)	(2,125)
	365	237
	$1,406	$1,511

Schedule of Amortization of Intangibles	Amortization expense amounted to approximately $361,000 and $551,000 for the years ended December 31, 2023 and 2022, respectively. Amortization of intangibles for the next five years is:
Years ending December 31,	(in thousands)
2024	325
2025	254
2026	199
2027	169
2028	131
$1,078